BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2023
BUSINESS ACQUISITIONS
Schedule of fair value of the net assets acquired as of the acquisition date

Assets
Accounts receivable	$257.3
Other current assets[1]	181.3
Property, plant and equipment[2]	709.1
Intangible assets[3]	1,177.7
Right-of-use of assets	226.2
Other assets	65.8
2,617.4
Liabilities
Accounts payable, accrued charges and provisions	(127.2)
Other current liabilities	(94.2)
Lease liabilities	(226.2)
Deferred income taxes	(17.9)
Other liabilities	(84.1)
(549.6)
Net assets acquired	$2,067.8

Cash consideration paid	$2,171.0
Cash acquired	(103.2)
$2,067.8
1	Includes mainly inventories and contract assets.
2	Includes mainly the wireless network (note 9).
3	Includes mainly spectrum licences, software, customer relationships, the Freedom brand and others (note 10).